Current and Deferred taxes (Tables)	12 Months Ended
Dec. 31, 2019
Current and Deferred Taxes [Abstract]
Schedule of current taxes
	As of December 31,
	2019	2018
	MCh$	MCh$

Summary of current tax liabilities (assets)
Current tax (assets)	(11,648)	-
Current tax liabilities	-	8,093

Total tax payable (recoverable)	(11,648)	8,093

(Assets) liabilities current taxes detail (net)
Income tax, tax rate	153,424	196,527
Minus:
Provisional monthly payments	(159,943)	(186,060)
Credit for training expenses	(2,145)	(1,937)
Land taxes leasing		-
Grant credits	(1,149)	(1,320)
Other	(1,835)	883

Total tax payable	(11,648)	8,093

Schedule of effect on income
	As of December 31,
	2019	2018	2017
	MCh$	MCh$	MCh$

Income tax expense
Current tax	153,424	196,527	145,112

Credits (debits) for deferred taxes
Origination and reversal of temporary differences	37,432	(25,517)	(6,751)
Valuation provision	-	(56)	5,955
Subtotals	190,856	170,954	144,316
Tax for rejected expenses (Article No21)	927	1,110	610
Other	(16,709)	(4,920)	105
Net charges for income tax expense	175,074	167,144	145,031

Schedule of effective tax rate reconciliation
	For the year ended December 31,
	2019		2018		2017
	Tax		Tax		Tax
	rate	Amount	rate	Amount	rate	Amount
	%	MCh$	%	MCh$	%	MCh$

Tax calculated over profit before tax	27.00	214,566	27.00	207,046	25.50	183,671
Price level restatement for tax purposes(1)	(6.33)	(50,297)	(5.15)	(39,494)	(3.03)	(21,829)
Single penalty tax (rejected expenses)	0.12	927	0.14	1,110	0.08	610
Effect of tax reform changes on deferred tax(2)	-	-	-	-	(2.86)	(20,600)
Real estate taxes	-	-	-	-	-	-
Other	1.24	9,878	(0.20)	(1,518)	0.44	3,179
Effective tax rates and expenses for income tax	22.03	175,074	21.79	167,144	20.13	145,031

(1)	Mainly corresponds to the permanent differences originated from the Own Tax Monetary Correction and the effect of the bonds received to article 104 of LIR.

Schedule of effect of deferred taxes on comprehensive income
	As of December 31,
	2019	2018
	MCh$	MCh$

Deferred tax assets
Debt instruments at FVOCI	8,074	1,166
Cash flow hedges	10,918	65
Total deferred tax assets recognised through other comprehensive income	18,992	1,231

Deferred tax liabilities
Available for sale investments	-	-
Debt instruments at FVOCI	(15,830)	(2,976)
Cash flow hedges	-	(2,711)
Total deferred tax liabilities recognised through other comprehensive income	(15,830)	(5,687)

Net deferred tax balances in equity	3,162	(4,456)

Deferred taxes in equity attributable to shareholders of the Bank	3,444	(4,102)
Deferred tax in equity attributable to non-controlling interests	(282)	(354)

Schedule of effect of deferred taxes on income
	As of December 31,
	2019	2018
	MCh$	MCh$
Deferred tax assets
Interests and adjustments	9,531	9,384
Non-recurring charge-offs	15,325	13,389
Assets received in lieu of payment	1,214	785
Exchange rate adjustments	-	1,675
Property, plant and equipment valuation	6,381	6,138
Allowance for loan losses	188,956	184,488
Provision for expenses	89,098	63,134
Derivatives	-	3,924
Leased assets	116,226	107,897
Subsidiaries tax losses	5,416	5,314
Prepaid expenses	-	156
Right of use assets	249	-
Total deferred tax assets	432,396	396,284

Deferred tax liabilities
Valuation of investments	(17,518)	(42)
Prepaid expenses	(20,347)	(349)
Depreciation	-	-
Valuation provision	(6,058)	(5,989)
Derivatives	(36,512)	-
Exchange rate adjustments	(2,817)	(3,383)
Other	(75)	(20)
Total deferred tax liabilities	(83,327)	(9,783)

Schedule of deferred tax assets and liabilities
	As of December 31,
	2019	2018
	MCh$	MCh$

Deferred tax assets
Recognised through other comprehensive income	18,992	1,231
Recognised through profit or loss	432,396	396,284
Total deferred tax assets	451,388	397,515

Deferred tax liabilities
Recognised through other comprehensive income	(15,830)	(5,687)
Recognised through profit or loss	(83,327)	(9,783)
Total deferred tax liabilities	(99,157)	(15,470)